Submission	Feb. 20, 2025
Submission [Line Items]
Central Index Key	0001324424
Registrant Name	Expedia Group, Inc.
Registration File Number	333-285042
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES